Restructuring expenses	12 Months Ended
Dec. 31, 2020
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Disclosure Of Restructuring Expenses Explanatory [Text Block]
(2)	Restructuring expenses
Restructuring expenses mainly consist of expenditures in relation to organizational changes and severance payments. Restructuring expenses decreased by $10.9 million for the year ended Dec. 31, 2020 as compared to the year ended Dec. 31, 2019. The restructuring expenses of the fiscal year ended 2019 were mainly related to a restructuring program in Germany.